Aug. 09, 2021
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUSTSUPPLEMENT DATED AUGUST 9, 2021 TO THE PROSPECTUSES DATEDDECEMBER 21, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
(each, a “Fund”)Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.Please Retain This Supplement For Future Reference.P-PS-SIFT-PRO-SUP 080921